UNAUDITED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands		9 Months Ended
		Sep. 30, 2021	Sep. 30, 2020
Total operating revenues		$ 336,717	$ 319,953
Vessel operating expenses		(94,065)	(82,709)
Voyage, charterhire and commission expenses		(11,116)	(6,842)
Administrative expenses		(27,071)	(26,724)
Project development expenses		(2,195)	(6,104)
Depreciation and amortization		(79,488)	(81,097)
Total operating expenses		(213,935)	(203,476)
Other operating income/(losses)
Other operating income		5,020	532
Total other operating income/(losses)		162,139	(36,329)
Operating income		284,921	80,148
Other non-operating losses, net		(311,916)	0
Financial income/(expenses)
Interest income		67	1,432
Interest expense		(42,776)	(54,137)
Gains/(losses) on derivative instruments		17,063	(54,543)
Other financial items, net		524	1,986
Net financial expenses		(25,122)	(105,262)
Loss before taxes and equity in net losses of affiliates		(52,117)	(25,114)
Income taxes		(565)	(598)
Equity in net losses of affiliates		(561)	(391)
Net loss from continuing operations		(53,243)	(26,103)
Net (income)/loss from discontinued operations		568,047	(180,469)
Net income/(loss)		514,804	(206,572)
Net income attributable to non-controlling interests		(108,962)	(75,111)
Net income/(loss) attributable to stockholders of Golar LNG Limited		$ 405,842	$ (281,683)
Basic loss per share from continuing operations (in USD per share)		$ (1.50)	$ (1.06)
Dilutive loss per share from continuing operations (in USD per share)		(1.50)	(1.06)
Basic earnings/(loss) per share from discontinued operation (in USD per share)		5.25	(1.89)
Dilutive earnings/(loss) per share from discontinued operation (in USD per share)		$ 5.25	$ (1.89)
Total results from continuing operations
Total operating revenues		$ 336,717	$ 319,953
Vessel operating expenses		(94,065)	(82,709)
Voyage, charterhire and commission expenses		(11,116)	(6,842)
Administrative expenses		(27,071)	(26,724)
Depreciation and amortization		(79,488)	(81,097)
Other operating income/(losses)
Other operating income		5,020	532
Other non-operating losses, net	[1]	(311,916)	0
Financial income/(expenses)
Interest income		67	1,432
Interest expense		(42,776)	(54,137)
Gains/(losses) on derivative instruments		17,063	(54,543)
Other financial items, net		524	1,986
Equity in net losses of affiliates		(561)	(391)
Results from discontinued operations
Total operating revenues		0	0
Vessel operating expenses		0	0
Voyage, charterhire and commission expenses		0	0
Administrative expenses		0	0
Other operating income/(losses)
Other operating income		0	0
Financial income/(expenses)
Net (income)/loss from discontinued operations		568,047	(180,469)
Variable Interest Entity, Primary Beneficiary
Financial income/(expenses)
Interest expense		(20,467)	(27,752)
Hilli | Variable Interest Entity, Primary Beneficiary
Other operating income/(losses)
Realized and unrealized gain/(loss) on oil and gas derivative instruments		157,119	(36,861)
Time and voyage charter revenues
Total operating revenues		150,528	141,154
Liquefaction services revenue
Total operating revenues		164,614	163,572
Liquefaction services revenue | Hilli | Variable Interest Entity, Primary Beneficiary
Total operating revenues		164,614	163,572
Vessel and other management fees
Total operating revenues		$ 21,575	$ 15,227

[1]	Other non-operating losses, net is comprised of: (i) unrealized mark-to-market loss on our investment in listed equity securities of $240.5 million, which is inclusive of distributions relating to return of capital of $3.7 million (note 9 and 18); and (iii) UK tax lease settlement liability of $71.4 million (note 20).